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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

            Report for Calendar Year or Quarter Ended: March 31, 2003
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         Check here if Amendment [_]; Amendment Number: _______________

                        This Amendment (Check only one):

                              [_]  is a restatement.

                              [_]  adds new holdings entries.


Institutional Investment Manager Filing This Report:

Name: Allmerica Financial Investment Management Services, Inc.
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Address: 440 Lincoln Street, Worcester, Massachusetts 01653
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Form 13F File Number: 28- 10284
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This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: John P. Kavanaugh
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Title: President
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Phone: (508) 855-2151
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Signature, Place, and Date of Signing:

/s/ John P. Kavanaugh
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[Signature] John P. Kavanaugh

Worcester, Massachusetts
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[City, State]

May 8, 2003
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[Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

     List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

Schroder Investment Management North America Inc.       28-04731
Massachusetts Financial Services Company                28-04968
Jennison Associates LLC                                 28-74
T. Rowe Price Associates, Inc.                          28-115
Cramer Rosenthal McGlynn, LLC                           28-05009
Bank of Ireland Asset Management (U.S.) Limited         28-06734
Putnam Investment Management, LLC                       28-90
TCW Investment Management Company ("TCW")               28-00620
(filed by the TCW Group, Inc. on behalf of TCW)
UBS Global Asset Management (Americas) Inc.             28-2682
Goldman Sachs Asset Management ("GSAM"),                028-04981
a business unit  of the Investment Management
Division of Goldman Sachs & Co.
(filed by Goldman Sachs & Co. on behalf of GSAM)
Opus Investment Management, Inc. (formerly              028-05067
Allmerica Asset Management, Inc.)
J.P. Morgan Investment Management Inc.                  28-694
Western Asset Management Company ("WAMC")               028-01700
(filed by Legg Mason, Inc. on behalf of WAMC)